Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000126193 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
C000126193 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
C000126193 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[1]
C000126193 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
C000126193 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[1]
C000126193 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[1]
C000126193 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[1]
C000126193 [Member] | Securities Lending Collateral [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000005133 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[2]
C000005133 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[2]
C000005133 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[2]
C000005133 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[2]
C000005133 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[2]
C000005133 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[2]
C000005133 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[2]
C000005133 [Member] | Securities Lending Collateral [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[2]
C000005134 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[3]
C000005134 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[3]
C000005134 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[3]
C000005134 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	47.00%	[3]
C000005134 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[3]
C000005134 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[3]
C000005134 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[3]
C000005134 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[3]
C000005134 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments		[3],[4]
C000005134 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[3]
C000005134 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[3]
C000005134 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[3]
C000126194 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[5]
C000126194 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[5]
C000126194 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[5]
C000126194 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	47.00%	[5]
C000126194 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[5]
C000126194 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[5]
C000126194 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[5]
C000126194 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[5]
C000126194 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments		[5],[6]
C000126194 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[5]
C000126194 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[5]
C000126194 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[5]
C000005142 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[7]
C000005142 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%	[7]
C000005142 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[7]
C000005142 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[7]
C000005142 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[7]
C000005142 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[7]
C000005142 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[7]
C000005142 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[7]
C000005146 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[8]
C000005146 [Member] | Health Care REITS [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[8]
C000005146 [Member] | Industrial Office REITS [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[8]
C000005146 [Member] | Retail REITS [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[8]
C000005146 [Member] | Residential REITS [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[8]
C000005146 [Member] | Data Centers REITS [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[8]
C000005146 [Member] | Self Storage REITS [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[8]
C000005146 [Member] | Lodging Resorts REITS [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[8]
C000005146 [Member] | Other REITS [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[8]
C000126195 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[9]
C000126195 [Member] | Health Care REITS [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[9]
C000126195 [Member] | Industrial Office REITS [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[9]
C000126195 [Member] | Retail REITS [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[9]
C000126195 [Member] | Residential REITS [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[9]
C000126195 [Member] | Data Centers REITS [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[9]
C000126195 [Member] | Self Storage REITS [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[9]
C000126195 [Member] | Lodging Resorts REITS [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[9]
C000126195 [Member] | Other REITS [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[9]
C000005147 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[10]
C000005147 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.00%	[10]
C000005147 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[10]
C000005147 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[10]
C000005147 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[10]
C000005147 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[10]
C000005147 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[10]
C000005148 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[11]
C000005148 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[11]
C000005148 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[11]
C000005148 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[11]
C000005148 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[11]
C000005148 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[11]
C000005148 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[11]
C000005148 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[11]
C000005148 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[11]
C000005150 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[12]
C000005150 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[12]
C000005150 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[12]
C000005150 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[12]
C000005150 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[12]
C000005150 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[12]
C000005150 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[12]
C000005150 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[12]
C000005150 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[12]
C000005150 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[12]
C000005150 [Member] | Financials Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[12]
C000005150 [Member] | All Other Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[12]
C000005150 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	63.00%	[12]
C000005730 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[13]
C000005730 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[13]
C000005730 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[13]
C000005730 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[13]
C000005730 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[13]
C000005730 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[13]
C000005730 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[13]
C000005730 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[13]
C000005730 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[13]
C000126196 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[14]
C000126196 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[14]
C000126196 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[14]
C000126196 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[14]
C000126196 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[14]
C000126196 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[14]
C000126196 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[14]
C000126196 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[14]
C000126196 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[14]

[1]	Percentage of total investments as of June 30, 2026.
[2]	Percentage of total investments as of June 30, 2026.
[3]	Percentage of total investments as of June 30, 2026.
[4]	Less than 0.05%.
[5]	Percentage of total investments as of June 30, 2026.
[6]	Less than 0.05%.
[7]	Percentage of total investments as of June 30, 2026.
[8]	Percentage of total investments as of June 30, 2026.
[9]	Percentage of total investments as of June 30, 2026.
[10]	Percentage of total investments as of June 30, 2026.
[11]	Percentage of total investments as of June 30, 2026.
[12]	Percentage of total investments as of June 30, 2026.
[13]	Percentage of total investments as of June 30, 2026.
[14]	Percentage of total investments as of June 30, 2026.